Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Nov. 01, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying value				$ 2,928
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 20,056	$ 19,713	$ 17,371
Carrying value	20,406	20,260	16,111
Difference between carrying value and contractual maturity amount	(350)	(547)	1,260
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	(140)	(178)	404
Cumulative changes in fair value due to changes in own credit risk	$ (777)	$ (637)	$ 337